LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.09%
INVESTMENT COMPANIES–97.09%
Equity Funds–38.79%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	3,098,337	$181,488,205
LVIP Channing Small Cap Value Fund	2,013,019	22,147,232
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	21,307,303	301,519,640
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	6,613,404	77,495,868
LVIP Macquarie Mid Cap Value Fund	2,880,736	121,250,168
LVIP Macquarie Value Fund	9,099,067	231,980,716
LVIP SSGA Mid-Cap Index Fund	6,665,600	81,540,286
LVIP SSGA Nasdaq-100 Index Fund	1,128,930	15,309,417
LVIP SSGA S&P 500 Index Fund	16,108,290	467,398,146
LVIP SSGA Small-Cap Index Fund	2,156,092	63,962,637
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	3,989,329	119,959,134
		1,684,051,449
Fixed Income Funds–38.91%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	11,861,590	109,672,264
LVIP JPMorgan Core Bond Fund	71,527,439	707,334,842
LVIP JPMorgan High Yield Fund	10,577,568	104,665,037
LVIP Macquarie Bond Fund	49,600,460	576,952,546
LVIP SSGA Bond Index Fund	18,960,133	190,321,814
		1,688,946,503
Global Equity Fund–0.74%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	4,247,067	31,963,425
		31,963,425
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–18.65%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	7,005,852	$56,186,934
LVIP Franklin Templeton Multi-Factor International Equity Fund	8,959,905	78,390,212
LVIP Loomis Sayles Global Growth Fund	4,447,895	77,606,863
LVIP MFS International Growth Fund	8,000,662	165,117,656
LVIP Mondrian International Value Fund	11,871,230	220,923,597
LVIP SSGA Emerging Markets Equity Index Fund	8,190,714	88,320,471
LVIP SSGA International Index Fund	10,916,704	123,053,089
		809,598,822
Total Affiliated Investments (Cost $3,326,823,834)		4,214,560,199

UNAFFILIATED INVESTMENT–2.79%
INVESTMENT COMPANY–2.79%
Money Market Fund–2.79%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.29%)	121,175,652	121,175,652
Total Unaffiliated Investment (Cost $121,175,652)		121,175,652

TOTAL INVESTMENTS–99.88% (Cost $3,447,999,486)	4,335,735,851
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.12%	5,225,594
NET ASSETS APPLICABLE TO 321,422,033 SHARES OUTSTANDING–100.00%	$4,340,961,445

✧✧Standard Class shares.
LVIP Global Moderate Allocation Managed Risk Fund–1

LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
38	Australian Dollar	$2,376,330	$2,391,750	6/16/25	$—	$(15,420)
59	British Pound	4,760,931	4,772,409	6/16/25	—	(11,478)
71	Euro	9,640,025	9,746,138	6/16/25	—	(106,113)
55	Japanese Yen	4,619,312	4,694,275	6/16/25	—	(74,963)
4	Swedish Krona	800,400	798,803	6/16/25	1,597	—
					1,597	(207,974)
Equity Contracts:
125	E-mini MSCI Emerging Markets Index	6,942,500	7,193,499	6/20/25	—	(250,999)
87	E-mini Russell 2000 Index	8,817,885	8,965,340	6/20/25	—	(147,455)
179	E-mini S&P 500 Index	50,596,588	50,940,297	6/20/25	—	(343,709)
73	E-mini S&P MidCap 400 Index	21,451,780	21,535,985	6/20/25	—	(84,205)
191	Euro STOXX 50 Index	10,716,750	11,219,770	6/20/25	—	(503,020)
46	FTSE 100 Index	5,105,407	5,184,169	6/20/25	—	(78,762)
28	OMXS 30 Index	689,568	743,321	4/16/25	—	(53,753)
19	SPI 200 Index	2,337,923	2,360,788	6/19/25	—	(22,865)
35	TOPIX Index	6,211,747	6,257,983	6/12/25	—	(46,236)
					—	(1,531,004)
Total Futures Contracts					$1,597	$(1,738,978)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2025.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes.
LVIP Global Moderate Allocation Managed Risk Fund–2

LVIP Global Moderate Allocation Managed Risk Fund
Notes
March 31, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/25	Number of Shares 03/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.09%@
Equity Funds-38.79%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$199,477,129	$6,390,772	$8,006,246	$1,498,677	$(17,872,127)	$181,488,205	3,098,337	$—	$—
✧✧LVIP Channing Small Cap Value Fund	24,634,840	1,597,185	1,008,678	58,259	(3,134,374)	22,147,232	2,013,019	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	318,931,626	9,648,164	12,673,518	(295,563)	(14,091,069)	301,519,640	21,307,303	—	—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	72,975,962	15,718,427	3,219,300	(317,827)	(7,661,394)	77,495,868	6,613,404	—	—
✧✧LVIP Macquarie Mid Cap Value Fund	126,137,541	5,873,900	5,094,679	(259,416)	(5,407,178)	121,250,168	2,880,736	—	—
✧✧LVIP Macquarie Value Fund	237,879,615	4,124,461	9,490,101	98,151	(631,410)	231,980,716	9,099,067	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	87,101,580	3,382,764	3,504,729	(85,698)	(5,353,631)	81,540,286	6,665,600	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	17,785,825	—	1,125,820	361,163	(1,711,751)	15,309,417	1,128,930	—	—
✧✧LVIP SSGA S&P 500 Index Fund	511,024,887	—	22,615,340	14,881,922	(35,893,323)	467,398,146	16,108,290	—	—
✧✧LVIP SSGA Small-Cap Index Fund	80,108,363	—	9,445,376	4,100,287	(10,800,637)	63,962,637	2,156,092	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	127,678,963	7,081,820	5,332,336	(35,117)	(9,434,196)	119,959,134	3,989,329	—	—
Fixed Income Funds-38.91%@
×,✧✧LVIP SSGA Short-Term Bond Index Fund	22,358,844	—	22,444,328	(125,564)	211,048	—	—	—	—
✧✧LVIP BlackRock Inflation Protected Bond Fund	111,221,065	—	4,347,571	(262,712)	3,061,482	109,672,264	11,861,590	—	—
✧✧LVIP JPMorgan Core Bond Fund	619,498,434	70,463,167	2,442,925	(88,427)	19,904,593	707,334,842	71,527,439	—	—
✧✧LVIP JPMorgan High Yield Fund	108,091,518	—	4,419,670	(218,034)	1,211,223	104,665,037	10,577,568	—	—
✧✧LVIP Macquarie Bond Fund	647,867,873	—	85,849,824	(15,406,619)	30,341,116	576,952,546	49,600,460	—	—
✧✧LVIP SSGA Bond Index Fund	190,927,976	1,642,689	7,351,382	(936,005)	6,038,536	190,321,814	18,960,133	—	—
Global Equity Fund-0.74%@
✧✧LVIP BlackRock Real Estate Fund	32,085,128	750,838	1,282,218	(27,195)	436,872	31,963,425	4,247,067	—	—
International Equity Funds-18.65%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	56,924,240	—	2,928,020	(104,661)	2,295,375	56,186,934	7,005,852	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	78,445,607	—	6,852,375	163,472	6,633,508	78,390,212	8,959,905	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	88,336,764	—	8,421,085	3,236,502	(5,545,318)	77,606,863	4,447,895	—	—
✧✧LVIP MFS International Growth Fund	170,098,705	—	13,507,935	2,297,543	6,229,343	165,117,656	8,000,662	—	—
✧✧LVIP Mondrian International Value Fund	214,786,782	—	18,088,099	366,536	23,858,378	220,923,597	11,871,230	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	100,588,861	—	15,839,492	1,037,931	2,533,171	88,320,471	8,190,714	—	—
✧✧LVIP SSGA International Index Fund	135,265,971	—	22,523,538	2,236,866	8,073,790	123,053,089	10,916,704	—	—
Total	$4,380,234,099	$126,674,187	$297,814,585	$12,174,471	$(6,707,973)	$4,214,560,199		$—	$—

@ As a percentage of Net Assets as of March 31, 2025.
✧✧ Standard Class shares.
× Issuer is no longer an investment of the Fund at March 31, 2025.
LVIP Global Moderate Allocation Managed Risk Fund–3